FEDERATED MUNICIPAL SECURITIES FUND, INC.
Class A Shares
Class B Shares
Class C Shares
Supplement to Prospectus dated July 31, 1998


At a Special Meeting of Shareholders to be held on June 30, 1999, shareholders of the Fund will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect as of July 1, 1999. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.

Shareholders will be asked to consider the following proposals:

                     (1)   To elect three Directors.

                     (2) To ratify the selection of the Fund's independent auditors.

                     (3) To make changes to the Fund's fundamental investment policies:

                    (a) To amend the Fund's fundamental investment policy regarding diversification;

                           (b) To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities;

                           (c) To amend the Fund's fundamental investment policy
regarding investments in real estate;

                           (d) To amend the Fund's fundamental investment policy
regarding investments in commodities;

                           (e) To amend the Fund's fundamental investment policy
regarding underwriting securities;

                                (f) To amend the Fund's fundamental investment
policy regarding lending assets;

                           (g) To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in securities of companies in the same industry;

                           (h) To amend the Fund's fundamental investment policy
regarding investments in municipal securities;

                           (i) To amend, and to make non-fundamental, the Fund's fundamental investment policy on margin transactions;

                           (j) To amend, and to make non-fundamental, the Fund's
fundamental investment policy on pledging assets;

                           (k) To make non-fundamental the Fund's fundamental
investment policies regarding permissible investments;

                           (l) To make non-fundamental the Fund's fundamental
investment policy regarding temporary investments;

                           (m) To make non-fundamental the Fund's fundamental
                  investment policy regarding engaging in when-issued and delayed delivery transactions; and

                           (n) To make non-fundamental the Fund's fundamental investment policy regarding investment in other investment companies.

                     (4) To remove certain of the Fund's fundamental investment policies:

                    (a) To eliminate the Fund's fundamental investment policy on investing in oil, gas and minerals;

                           (b) To eliminate the Fund's fundamental investment
policy on selling securities short; and

                           (c) To eliminate the Fund's fundamental investment
policy regarding trading portfolio securities.

                     (5) To approve amendments to the Fund's Articles of Incorporation to permit the Board of Directors to liquidate assets of a series or class without seeking shareholder approval to the extent permitted under Maryland law.


                                                                  April 19, 1999
Cusip 313913105
          313913204
          313913303
G02620-02 (4/99)